Income tax expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax expense
Amount of other non-deductible expenses related to share-based payments	€ 5,269	€ 3,963	€ 5,134
Tax Benefit arising from gain on bargain purchase	168,519
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	17,441	0	0
Temporary differences associated with investments in subsidiaries	39,166	43,404	€ 5,733
Deferred tax assets	23,222	1,683
Tax loss carryforwards
Income tax expense
Deferred tax assets	0	€ 4,272
Decreased the deferred tax assets	€ 4,272